Issued capital (Narrative) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Number of warrants granted	14,262
Exercise price of warrants granted	$ 1.22
Shares issued	4,918
Number of Backstop warrants granted	4,918
Number of shares issued through private placement		19,180
Share issuance, price per share		$ 0.53
Proceeds from private placement share issuance		$ 10,092